                       SUPPLEMENT DATED FEBRUARY 23, 2001
                        TO PROSPECTUS DATED MAY 1, 2000
                      AS SUPPLEMENTED ON DECEMBER 5, 2000

                                       OF

                            EQUITY GROWTH PORTFOLIO
                             FOCUS EQUITY PORTFOLIO
                         SMALL COMPANY GROWTH PORTFOLIO
                             VALUE EQUITY PORTFOLIO
                              TECHNOLOGY PORTFOLIO

                               PORTFOLIOS OF THE

              MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                            ------------------------

The Prospectus is hereby amended and supplemented to reflect changes in the portfolio management of the Equity Growth and Focus Equity Portfolios. Peter Dannenbaum will now share primary responsibility for managing the assets of the Equity Growth Portfolio with Philip W. Friedman and William S. Auslander. Jeffrey Alvino will now share primary responsibility for managing the assets of the Focus Equity Portfolio with Philip W. Friedman and William S. Auslander. Accordingly, the paragraphs "EQUITY GROWTH PORTFOLIO" and "FOCUS EQUITY PORTFOLIO" on page 10 are hereby deleted and replaced with the following:

EQUITY GROWTH PORTFOLIO

PHILIP W. FRIEDMAN, WILLIAM S. AUSLANDER AND PETER DANNENBAUM
Philip W. Friedman is a Managing Director of MSDW Investment Management and Morgan Stanley. Currently, he is head of the Institutional Equity Group of MSDW Investment Management. Prior to joining MSDW Investment Management in 1997, he was the North American Director of Equity Research at Morgan Stanley from 1995 to 1997. Mr. Friedman graduated from Rutgers University with a B.A. (PHI BETA KAPPA AND SUMMA CUM LAUDE) in Economics. He also holds a Masters of Management degree from the J.L. Kellogg School of Management at Northwestern University. William S. Auslander, a Principal of MSDW Investment Management and Morgan Stanley, joined MSDW Investment Management in 1995. Currently, he is a Portfolio Manager in the Institutional Equity Group. Mr. Auslander graduated from the University of Wisconsin at Madison with a B.A. in Economics and received an M.B.A. from Columbia University. Peter Dannenbaum, a Principal of MSDW Investment Management and Morgan Stanley, joined Morgan Stanley as a research associate in 1989 and joined MSDW Investment Management in 1999. Currently, he is a Portfolio Manager and research analyst in MSDW Investment Management's Institutional Equity Group. Mr. Dannenbaum graduated from Temple University with a B.B.A. and is a Chartered Financial Analyst. Messrs. Friedman and Auslander have shared primary responsibility for managing the Portfolio's assets since September 1998. Mr. Dannenbaum has shared primary responsibility for managing the Portfolio's assets since February 2001.

FOCUS EQUITY PORTFOLIO

PHILIP W. FRIEDMAN, WILLIAM S. AUSLANDER AND JEFFREY ALVINO
Information about Philip W. Friedman and William S. Auslander is included under the Equity Growth Portfolio above. Jeffrey Alvino, a Principal of MSDW Investment Management and Morgan Stanley, joined MSDW Investment Management in 1995. Currently, he is a Portfolio Manager and research analyst in MSDW Investment Management's Institutional Equity Group. Mr. Alvino graduated from Lehigh University with a B.S. in Accounting. He is a Chartered Financial Analyst and a Certified Public Accountant. Messrs. Friedman and Auslander have shared primary responsibility for managing the Portfolio's assets since September 1998. Mr. Alvino has shared primary responsibility for managing the Portfolio's assets since February 2001.
                            ------------------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE